Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Cash Provided By (Used In) Operating Activities
Net loss for the period	$ (2,924,236)	$ (4,366,807)	$ (986,901)
Items not affecting cash:
Stock-based compensation	479,107	692,091
Acquisition costs			159,563
Amortization expense	2,985	1,717
Foreign exchange loss			3,743
Loss on disposition of exploration and evaluation assets			156,012
Amortization, right-of-use asset	38,216
Interest and accretion	20,449
Impairment of development assets	3,576	1,286,094
Impairment of goodwill		256,876
Shares issued as compensation	125,000
Interest expense		394	1,184
Write-off of inventory		22,800
Deferred income tax recovery		(245,479)	(11,324)
Changes in non-cash working capital:
Sales tax receivable	2,993	(1,324)	(4,413)
Accounts receivable	(1,334)	(1,488)
Inventories	(19,695)
Prepaid expenses	77,590	(55,627)	(6,890)
Due from related parties	(22,570)	(20,673)	11,350
Due to related parties	36,320	9,792	3,000
Accounts payable	67,084	104,272	10,911
Net cash used in operating activities	(2,114,515)	(2,317,362)	(663,765)
Investing Activities
Purchase of equipment	(57,518)	(14,175)
Exploration and evaluation assets			15,000
Acquisition of business			47,467
Lease payment	(48,473)
Development expenses on intangible assets	(3,576)
Net cash provided by (used in) investing activities	(109,567)	(14,175)	62,467
Financing Activities
Common shares issued for cash, options and warrants exercised, net of share issuance costs	1,635,564	224,619	3,198,840
Loan payable		(52,256)	50,000
Net cash provided by financing activities	1,635,564	172,363	3,248,840
Increase (decrease) in cash	(588,518)	(2,159,174)	2,647,542
Effect of foreign exchange rate changes on cash	30,112	(1,401)
Cash, beginning of the period	583,119	2,743,694	96,152
Cash, end of the period	$ 24,713	$ 583,119	$ 2,743,694